Derivative Instruments and Hedging Activities - Additional Information (Detail) (USD $)	12 Months Ended			9 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 2003 Interest Rate Protection Agreement	Dec. 31, 2003 2003 Interest Rate Protection Agreement	Dec. 31, 2008 2008 Interest Rate Protection Agreement	Dec. 31, 2011 2010 Interest Rate Protection Agreement	Jun. 30, 2012 2011 Interest Rate Protection Agreement	Dec. 31, 2012 2011 Interest Rate Protection Agreement	Dec. 31, 2014 Scenario, Forecast
Derivative [Line Items]
U.S. Treasury Note, maturity term (in years)	10
Proceeds from or (payments to) settlement of interest rate protection agreement	$ 0	$ 65,500,000	$ (9,910,000)		$ 22,800,000	$ (4,400,000)	$ 9,900,000		$ (65,500,000)
Ineffective portion of derivative instruments								3,400,000
Settlement gains from interest rate protection agreement				2,200,000
Foreign currency forward contracts settled for a loss, amount			700,000
Net amount of settlement gains (losses) on derivative instruments included in accumulated OCI to be amortized over next 12 months, before tax										(5,700,000)
Net amount of settlement gains (losses) on derivative instruments included in accumulated OCI to be amortized over next 12 months, after tax										$ (3,500,000)